Income Taxes	3 Months Ended	12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023
Income Tax Disclosure [Abstract]
Income Taxes

6. Income Taxes

For the three months ended September 30, 2023, the effective tax rate differs from the federal statutory rate of 21% primarily due to permanent items and valuation allowance. For the three months ended September 30, 2022, the effective tax rate differs from the federal statutory rate of 21% primarily due to permanent items related to non-deductible officer compensation.

16. Income Taxes

The components of (loss) income from continuing operations before provision for income taxes are as follows:

	June 30,
(in thousands)	2023	2022
United States	$(221,589)	$21
Total	$(221,589)	$21

The components of the (benefit) provision for income taxes are as follows:

	June 30,
(in thousands)	2023	2022
Federal	$-	$-
State	374	80
	374	80

Deferred tax expense (benefit)
Federal	(25,290)	496
State	(6,444)	147
	(31,734)	643
Total (benefit) provision for income taxes	$(31,360)	$723

The Company's effective tax rate for the year ended June 30, 2023, differs from the 21% U.S. federal statutory rate primarily due to stock based compensation, state taxes, goodwill impairment and changes in valuation allowance.

A reconciliation of income tax (benefit) expense to the federal rate of 21% is as follows:

	June 30,		June 30,
(in thousands)	2023	2022	2023	2022
Income taxes at statutory rate	$(46,512)	$5	21.0%	21.0%
State taxes	(10,510)	266	4.7%	75.5%
Goodwill impairment	10,559	-	-4.8%	0.0%
Valuation allowance	15,395	-	-6.9%	0.0%
Stock-based compensation	940	179	-0.4%	121.1%
Other, net	(1,232)	273	0.6%	59.1%
Total (benefit) provision for income taxes	$(31,360)	$723	14.2%	276.7%

Deferred tax assets and liabilities are summarized as follows:

	June 30,
(in thousands)	2023	2022
Deferred tax assets:
Accruals	$1,159	$946
Captive	504	559
Operating loss carryforwards	18,000	13,708
Lease liability	9,195	-
Inventories	657	1,673
Investments	-	-
Intangibles	9,928	-
Interest	5,401	1,933
Stock compensation	1,579	1,081
Research and development tax credit carry forwards, net of uncertain tax position	3,793	3,793
Other	2,414	747
Deferred tax assets	52,630	24,440

Deferred tax liabilities:
Property, plant and equipment	(24,624)	(30,045)
Prepaid expenses	(872)	(728)
Intangible assets	-	(17,186)
Right of use	(9,169)	-
Investments	(2,038)	(2,830)
Inventories	-	(1,530)
Change in accounting method	(1,038)	(1,446)
Deferred tax liabilities	(37,741)	(53,765)
Valuation allowance	(15,395)	-
Deferred tax liability, net	$(506)	$(29,325)

The valuation allowance increased by $15.4 million for the tax year ended June 30, 2023.

As of June 30, 2023, the Company has a federal R&D tax credit carryforward of $3.5 million, which will begin to expire in July 2043. In addition, the Company has a California R&D tax credit carryforward of $2.4 million, which does not expire.

As of June 30, 2023, the Company had Federal net operating losses of $63.4 million which do not expire but are limited to 80% of taxable income. In addition, the Company has California net operating losses of $64.8 million which will begin to expire in the tax year of 2040 and an immaterial amount for the other states which will begin to expire in 2033.

The Company is subject to taxation in the United States and various states and local jurisdictions. As of June 30, 2023, the Company is no longer subject to U.S. federal examinations for years before fiscal 2018. As of June 30, 2023, the Company is no longer subject to U.S. state tax examinations for years before fiscal 2017.

A reconciliation of the beginning and ending balances of unrecognized tax benefit is as follows:

	June 30,
(in thousands)	2023	2022
Balance, beginning of period	$1,978	$1,835
Tax position taken in prior period:
Gross increases	46	143
Gross decreases	-	-
Tax position taken in current period:
Gross increases	-	-
Gross decreases	-	-
Lapse of statute of limitations	-	-
Settlements	-	-
Balance, end of period	$2,024	$1,978

As of June 30, 2023, the Company had $2 million in unrecognized income tax benefits and there were immaterial increases to the Company’s unrecognized tax benefits during the year. The Company does not anticipate any material decreases to unrecognized tax benefit during the next 12 months. The Company’s policy is to classify interest and penalties associated with unrecognized tax benefits as income tax expense. The Company had no accrued interest or penalty associated with uncertain tax benefit.